INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES
INCOME TAXES

17. INCOME TAXES

The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Income before income taxes
Canada	57,922	(30,524)	10,570
United States	(74,002)	(33,205)	61,377
PRC including Hong Kong	152,588	173,266	178,050
Japan	7,981	28,164	27,555
United Kingdom	(25,781)	403	29,977
Other	(35,457)	5,830	(3,129)
	83,251	143,934	304,400
Current tax
Canada	610	346	(1,846)
United States	96,172	(54,482)	(14,786)
PRC including Hong Kong	29,181	(7,383)	27,285
Japan	3,381	31,266	5,325
United Kingdom	(206)	—	696
Other	(9,263)	(8,008)	1,701
	119,875	(38,261)	18,375
Deferred tax
Canada	6,366	(6,464)	12,117
United States	(74,562)	67,426	32,696
PRC including Hong Kong	(31,731)	23,452	2,653
Japan	361	(4,499)	(3,381)
United Kingdom	—	(353)	915
Other	(2,333)	(350)	(1,406)
	(101,899)	79,212	43,594
Total income tax expense
Canada	6,976	(6,118)	10,271
United States	21,610	12,944	17,910
PRC including Hong Kong	(2,550)	16,069	29,938
Japan	3,742	26,767	1,944
United Kingdom	(206)	(353)	1,611
Other	(11,596)	(8,358)	295
	17,976	40,951	61,969

The Company mainly operates in Canada, PRC, Japan, Germany, the United States, United Kingdom, Hong Kong, Thailand and Vietnam.

Canada

The Company was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 26.5% for the years ended December 31, 2016, 2017 and 2018.

Canadian Solar Solutions Inc. was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 25% for all years ended December 31, 2016, 2017 and 2018.

United States

Canadian Solar (USA) Inc. was incorporated in Delaware, USA and is subject to federal, California, and other states’ corporate income taxes at a rate of 37.69%,  38.61% and 24.82% for the years ended December 31, 2016, 2017 and 2018, respectively.

Canadian Solar Energy Acquisition Co. was incorporated in Delaware, USA on January 22, 2015 and is subject to federal, California, and other states’ corporate income taxes at a rate of 43.63%,  38.32% and 25.32% for the years ended December 31, 2016, 2017 and 2018, respectively.

Japan

Canadian Solar Japan K.K. was incorporated in Japan and is subject to Japanese corporate income taxes at a normal statutory rate of approximately 35.15%,  32.02% and 32.02% for the years ended December 31, 2016, 2017 and 2018, respectively.

Germany

Canadian Solar EMEA GmbH was incorporated in Munich, Germany and is subject to German corporate income tax at a rate of approximately 33% for the years ended December 31, 2016, 2017 and 2018, respectively.

Vietnam

Canadian Solar Manufacturing Vietnam Co., Ltd was incorporated in Vietnam in June 25, 2015 and is subject to Vietnamese corporate income taxes at a normal statutory rate of 10%. The Company enjoyed tax exemption from 2016 as its first profitable year. For 2018, it continued to enjoy the tax exemption. The exemption will expire in year 2019. The Company will use a reduced statutory rate of 5% from 2020 to 2028.

Thailand

Canadian Solar Manufacturing (Thailand) Co.,Ltd. was incorporated in Thailand in November 20, 2015 and is subject to Thailand corporate income taxes at a normal statutory rate of 20%. The Company currently has two Board of Investment certificates for tax exemption which have different effective years. The licenses both started from year 2017, one of which will expire in year 2022 and the other in year 2025.

United Kingdom

Canadian Solar UK Projects Ltd was incorporated in London, UK in August 2014 and is subject to United Kingdom corporate income taxes at a normal statutory rate of 19% for the year ended December 31, 2018 and 2017 and 20% for December 31, 2016.

Hong Kong

Canadian Solar International Ltd. was incorporated in Hong Kong, China, and is subject to Hong Kong profits tax at a rate of 16.5% for the years ended December 31, 2016, 2017 and 2018, respectively.

PRC

The other major operating subsidiaries, including CSI Solartronics (Changshu) Co., Ltd., CSI Solar Technologies Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Power Group Co., Ltd. (formerly “CSI Solar Power (China) Inc.”) and Canadian Solar Manufacturing (Changshu) Inc., and Suzhou Sanysolar Materials Technology Co., Ltd. were governed by the PRC Enterprise Income Tax Law (“EIT Law”).

CSI Solartronics (Changshu) Co., Ltd., CSI Solar Technologies Inc., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Power Group Co., Ltd. (formerly “CSI Solar Power (China) Inc.”) are all subject to the enterprise income tax rate of 25% for the years ended December 31, 2016, 2017 and 2018.

Suzhou Sanysolar Materials Technology Co., Ltd. and Suzhou Gaochuangte New Energy Development Co., Ltd. are subject to the enterprise income tax rate of 15% resulting from its High and New Technology Enterprise status for the years ended December 31, 2016, 2017 and 2018 and Canadian Solar Manufacturing (Changshu) Inc. Changshu Tlian Co., LTD for the year ended December 31, 2017 and 2018. CSI Cells Co., Ltd renewed and Changshu Tegu New Material Technology Co., Ltd. received the HNTE status in 2018.

The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interest and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded as liability for uncertain tax positions in the consolidated balance sheets. In accordance with its policies, the Company accrues and classifies interest and penalties associated with such unrecognized tax benefits as a component of its income tax provision. The amount of interest and penalties accrued as of December 31, 2017 and 2018 was $3,083 and $4,398, respectively. The Company does not anticipate any significant changes to its liability for unrecognized tax positions within the next 12 months.

The following table illustrates the movement and balance of the Company’s liability for uncertain tax positions (excluding interest and penalties) for the years ended December 31, 2016, 2017 and 2018, respectively.

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Beginning balance	9,490	5,684	6,181
Addition for tax positions related to the current year	1,376	1,376	9,806
Reductions for tax positions from prior years/Statute of limitations expirations	(5,436)	(1,094)	—
Foreign exchange effect	254	215	(257)
Ending balance	5,684	6,181	15,730

The Company is subject to taxation in various jurisdictions where it operates, mainly including Canada, China and the United States. Generally, the Company’s taxation years from 2013 to 2018 are open for reassessment to the Canadian tax authorities. The Company is subject to taxation in the United States and various state jurisdictions. The Company is not currently under examination by the federal or state tax authorities. The Company's income tax returns for 2014 through 2018 remain open to examination by the US tax authorities.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes has resulted from the computational errors of the taxpayer. The statute of limitations could be extended to five years under special circumstances. For income tax adjustments relating to transfer pricing matters, the statute of limitations is ten years. Therefore, the Company’s Chinese subsidiaries might be subject to reexamination by the Chinese tax authorities on non‑transfer pricing matters for taxation years up to 2013 retrospectively, and on transfer pricing matters for taxation years up to 2008 retrospectively. There is no statute of limitations in case of tax evasion in China.

The components of the deferred tax assets and liabilities are presented as follows:

	At December 31,	At December 31,
	2017	2018
	$	$
Deferred tax assets:
Accrued warranty costs	17,945	9,424
Bad debt allowance	7,288	7,019
Investment in affiliates under tax equity transactions	24,859	—
Inventory write-down	3,283	1,723
Future deductible expenses	17,652	26,973
Depreciation and impairment difference of property, plant and equipment and solar power systems	13,333	19,647
Accrued liabilities related to countervailing and antidumping duty deposits	59,983	9,341
Deferred tax assets relating to sales of solar power systems	2,721	481
Net operating losses carry-forward	52,007	90,536
Unrealized foreign exchange loss and capital loss	3,888	9,471
Interest limitation	—	13,520
Others	17,912	13,947
Total deferred tax assets, gross	220,871	202,082
Valuation allowance	(65,399)	(76,522)
Total deferred tax assets, net of valuation allowance	155,472	125,560
Deferred tax liabilities:
Derivative assets	2,742	2,697
Depreciation difference of property, plant and equipment	243	1,212
Deferred profit of projects	—	4,108
Insurance recoverable	21,420	14,838
Others	4,833	17,316
Total deferred tax liabilities	29,238	40,171
Net deferred tax assets	126,234	85,389
Analysis as:
Non-current deferred tax assets	131,796	121,087
Non-current deferred tax liabilities	(5,562)	(35,698)
Net deferred tax assets	126,234	85,389

Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Beginning balance	55,959	71,469	65,399
Additions (Reversals)	14,486	(5,361)	11,051
Foreign exchange effect	1,024	(709)	72
Ending balance	71,469	65,399	76,522

As of December 31, 2018, the Company has accumulated net operating losses of $541,928, of which $144,586 will expire between 2019 and 2038, and the remaining can be carried forward indefinitely.

The Company considers positive and negative evidences to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry‑forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. The Company has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

•Tax planning strategies;

•Future reversals of existing taxable temporary differences;

•Further taxable income exclusive of reversing temporary differences and carry‑forwards;

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $65,399 and $76,522 as at December 31, 2017 and 2018, respectively.

Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes is as follows:

	Years Ended December 31,
	2016	2017	2018
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	(16)%	(18)%	(11)%
Effect of different tax rate on earnings in other jurisdictions	(18)%	(7)%	—%
Effect of tax holiday	(4)%	(2)%	(1)%
Unrecognized tax provision	4%	—%	4%
Change in valuation allowance	32%	(6)%	7%
Effect of change in tax rate	—%	39%	(3)%
Others	(3)%	(5)%	(3)%
	22%	28%	20%

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises in PRC earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary difference attributable to excess of financial reporting basis over tax basis in the investment in a foreign subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. As of December 31, 2018, all of the undistributed earnings of approximately $583.3 million attributable to the Company’s PRC subsidiaries and affiliates are considered to be permanently reinvested, and no provision for PRC withholding income tax on dividend has been made thereon accordingly. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $29.2 million to $58.3 million, as the withholding tax rate of the profit distribution will be 5% or 10% depends on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.

On December 22, 2017, the U.S. president signed into law H.R.1, originally known as the “Tax Cuts and Jobs Act.” The Act includes substantial changes to taxation of businesses with one of the most important being the top tax rate reduction from 35% to 21% and presents significant potential impacts on financial statements including the reassessment of the value of deferred taxes and taxes on mandatory repatriation. Per ASC 740, companies are required to recognize the effect of tax law changes in the period of enactment. Therefore, the Company has reflected the impacts of the tax law changes on the current provision. Effective for tax years beginning after December 31, 2017, the corporation tax rate is permanently reduced to 21%. The federal rate change resulted in a net overall deferred tax asset reduction and result in additional tax expense.

The aggregate amount and per share effect of tax holiday are as follows:

	Years Ended December 31,
	2016	2017	2018
	(In Thousands of
	US Dollars, except
	per share data)
The aggregate amount	3,343	2,850	3,089
Per share—basic	0.06	0.05	0.05
Per share—diluted	0.06	0.05	0.05